Participant: | Vanguard Developed Markets Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Developed Markets Index Fund Participant:) Vanguard Developed Markets Index Fund	Participant	Participant:	Retail	Vanguard Developed Markets Index Fund - Admiral Shares
Sales charge (load) imposed on purchases				none
Purchase Fee				none
Sales charge (load) imposed on reinvested dividends				none
Redemption Fee				2.00%
Redemption Fee Parenthetical	(on shares held less than two months)	(on shares held less than two months)	(on shares held less than two months)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Developed Markets Index Fund Participant:) Vanguard Developed Markets Index Fund	Vanguard Developed Markets Index Fund - Admiral Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Developed Markets Index Fund Participant:) Vanguard Developed Markets Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Developed Markets Index Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 965 common stocks of companies located in Europe, Australia, Asia, and the Far East. As of October 31, 2010, the largest markets covered in the Index were the United Kingdom, Japan, France, Australia, Germany, and Switzerland, which made up approximately 22%, 21%, 10%, 9%, 8%, and 8%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Significant investments in Japan and the United Kingdom (U.K.) subject the Index and the Fund to proportionately higher exposure to Japanese and U.K. country risk.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor shares of Vanguard Developed Markets Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Developed Markets Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011 was 5.27%

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.59% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.83% (quarter ended September 30, 2002 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Developed Markets Index Fund Participant:) Vanguard Developed Markets Index Fund	One Year	Five Years	Ten Years
Vanguard Developed Markets Index Fund - Investor Shares	8.54%	2.61%	3.51%
Vanguard Developed Markets Index Fund - Investor Shares MSCI EAFE Index	7.75%	2.46%	3.50%

Retail | Vanguard Developed Markets Index Fund
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Developed Markets Index Fund Retail) Vanguard Developed Markets Index Fund	Participant	Participant:	Retail	Vanguard Developed Markets Index Fund - Investor Shares USD ($)	Vanguard Developed Markets Index Fund - Admiral Shares USD ($)
Sales charge (load) imposed on purchases				none	none
Purchase Fee				none	none
Sales charge (load) imposed on reinvested dividends				none	none
Redemption Fee				2.00%	2.00%
Redemption Fee Parenthetical	(on shares held less than two months)	(on shares held less than two months)	(on shares held less than two months)
Account Service Fee (for fund account balances below $10,000)				20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Developed Markets Index Fund Retail) Vanguard Developed Markets Index Fund	Vanguard Developed Markets Index Fund - Investor Shares	Vanguard Developed Markets Index Fund - Admiral Shares
Management Expenses	0.18%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.22%	0.12%

Example

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Developed Markets Index Fund Retail) Vanguard Developed Markets Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Developed Markets Index Fund - Investor Shares	23	71	124	280
Vanguard Developed Markets Index Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 965 common stocks of companies located in Europe, Australia, Asia, and the Far East. As of October 31, 2010, the largest markets covered in the Index were the United Kingdom, Japan, France, Australia, Germany, and Switzerland, which made up approximately 22%, 21%, 10%, 9%, 8%, and 8%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Significant investments in Japan and the United Kingdom (U.K.) subject the Index and the Fund to proportionately higher exposure to Japanese and U.K. country risk.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Developed Markets Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011 was 5.27%

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.59% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.83% (quarter ended September 30, 2002 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Developed Markets Index Fund Retail) Vanguard Developed Markets Index Fund	One Year	Five Years	Ten Years
Vanguard Developed Markets Index Fund - Investor Shares	8.54%	2.61%	3.51%
Vanguard Developed Markets Index Fund - Investor Shares Return After Taxes on Distributions	8.02%	2.04%	2.95%
Vanguard Developed Markets Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	6.06%	2.09%	2.80%
Vanguard Developed Markets Index Fund - Investor Shares MSCI EAFE Index	7.75%	2.46%	3.50%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant | Vanguard Developed Markets Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Developed Markets Index Fund Participant) Vanguard Developed Markets Index Fund	Participant	Participant:	Retail	Vanguard Developed Markets Index Fund - Investor Shares
Sales charge (load) imposed on purchases				none
Purchase Fee				none
Sales charge (load) imposed on reinvested dividends				none
Redemption Fee				2.00%
Redemption Fee Parenthetical	(on shares held less than two months)	(on shares held less than two months)	(on shares held less than two months)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Developed Markets Index Fund Participant) Vanguard Developed Markets Index Fund	Vanguard Developed Markets Index Fund - Investor Shares
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%

Example

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Developed Markets Index Fund Participant) Vanguard Developed Markets Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Developed Markets Index Fund - Investor Shares	23	71	124	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 965 common stocks of companies located in Europe, Australia, Asia, and the Far East. As of October 31, 2010, the largest markets covered in the Index were the United Kingdom, Japan, France, Australia, Germany, and Switzerland, which made up approximately 22%, 21%, 10%, 9%, 8%, and 8%, respectively, of the Index's market capitalization.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Significant investments in Japan and the United Kingdom (U.K.) subject the Index and the Fund to proportionately higher exposure to Japanese and U.K. country risk.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Developed Markets Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011 was 5.27%

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.59% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.83% (quarter ended September 30, 2002 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Developed Markets Index Fund Participant) Vanguard Developed Markets Index Fund	One Year	Five Years	Ten Years
Vanguard Developed Markets Index Fund - Investor Shares	8.54%	2.61%	3.51%
Vanguard Developed Markets Index Fund - Investor Shares MSCI EAFE Index	7.75%	2.46%	3.50%

Retail | Vanguard Total International Stock Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total International Stock Index Fund Retail) Vanguard Total International Stock Index Fund	Retail	Vanguard Total International Stock Index Fund - Investor Shares USD ($)	Vanguard Total International Stock Index Fund - Admiral Shares USD ($)
Sales charge (load) imposed on purchases		none	none
Purchase Fee		none	none
Sales charge (load) imposed on reinvested dividends		none	none
Redemption Fee		2.00%	2.00%
Redemption Fee Parenthetical	(on shares held less than two months)
Account Service Fee (for fund account balances below $10,000)		20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total International Stock Index Fund Retail) Vanguard Total International Stock Index Fund	Vanguard Total International Stock Index Fund - Investor Shares	Vanguard Total International Stock Index Fund - Admiral Shares
Management Expenses	0.21%	0.14%
12b-1 Distribution Fee	none	none
Other Expenses	0.05%	0.06%
Total Annual Fund Operating Expenses	0.26%	0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Total International Stock Index Fund Retail) Vanguard Total International Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total International Stock Index Fund - Investor Shares	27	84	146	331
Vanguard Total International Stock Index Fund - Admiral Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI All Country World ex USA Investable Market Index (MSCI ACWI ex USA IMI Index), a free float-adjusted market capitalization index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 6,000 stocks of companies located in 44 countries. As of October 31, 2010, the largest markets covered in the Index were the United Kingdom, Japan, Canada, France, Australia, Germany, and Switzerland (which made up approximately 15%, 15%, 8%, 7%, 6%, 6%, and 5%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from non-U.S. small- and mid-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Admiral Shares were not available during the time periods shown. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447..

Annual Total Returns - Vanguard Total International Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011 was 3.68%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.26% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.03% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Total International Stock Index Fund Retail) Vanguard Total International Stock Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Total International Stock Index Fund - Investor Shares	11.12%	4.44%	5.14%	Comparative Indexes
Vanguard Total International Stock Index Fund - Investor Shares Return After Taxes on Distributions	10.85%	3.99%	4.63%
Vanguard Total International Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.57%	3.71%	4.26%
Vanguard Total International Stock Index Fund - Investor Shares MSCI ACWI ex USA IMI Index	12.73%	none	none
Vanguard Total International Stock Index Fund - Investor Shares MSCI EAFE + Emerging Markets Index	10.42%	4.49%	5.25%
Vanguard Total International Stock Index Fund - Investor Shares Spliced Total International Stock Index	10.69%	4.48%	5.22%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant | Vanguard Total International Stock Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total International Stock Index Fund Participant) Vanguard Total International Stock Index Fund	Retail	Vanguard Total International Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases		none
Purchase Fee		none
Sales charge (load) imposed on reinvested dividends		none
Redemption Fee		2.00%
Redemption Fee Parenthetical	(on shares held less than two months)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total International Stock Index Fund Participant) Vanguard Total International Stock Index Fund	Vanguard Total International Stock Index Fund - Investor Shares
Management Expenses	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.26%

Example

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Total International Stock Index Fund Participant) Vanguard Total International Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total International Stock Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI All Country World ex USA Investable Market Index (MSCI ACWI ex USA IMI Index), a free float-adjusted market capitalization index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 6,000 stocks of companies located in 44 countries. As of October 31, 2010, the largest markets covered in the Index were the United Kingdom, Japan, Canada, France, Australia, Germany, and Switzerland (which made up approximately 15%, 15%, 8%, 7%, 6%, 6%, and 5%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from non-U.S. small- and mid-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Fund changed its target index to the MSCI ACWI ex USA IMI Index effective December 15, 2010. The board of trustees selected the new index because it provides better representation of the investable international market. Returns for the MSCI indexes shown are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Total International Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011 was 3.68%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.26% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.03% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Total International Stock Index Fund Participant) Vanguard Total International Stock Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Total International Stock Index Fund - Investor Shares	11.12%	4.44%	5.14%	Comparative Indexes
Vanguard Total International Stock Index Fund - Investor Shares MSCI ACWI ex USA IMI Index	12.73%	none	none
Vanguard Total International Stock Index Fund - Investor Shares MSCI EAFE + Emerging Markets Index	10.42%	4.49%	5.25%
Vanguard Total International Stock Index Fund - Investor Shares Spliced Total International Stock Index	10.69%	4.48%	5.22%